Business acquisitions and dispositions - National Expansion of HBO and The Movie Network Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2016
Disclosure of detailed information about business combination [line items]
Business acquisitions	$ 1,649	$ 404
Corus
Disclosure of detailed information about business combination [line items]
Cash consideration				$ (218)
Business acquisitions			$ 21